Condensed Statements Of Operations - USD ($)			3 Months Ended	9 Months Ended
		Jan. 26, 2021	Sep. 30, 2021	Sep. 30, 2021
Formation costs		$ 5,000
Formation and operating costs			$ 1,208,967	$ 1,485,953
Loss from operations			(1,208,967)	(1,485,953)
Other income (expense):
Interest income earned on investments held in trust account			5,179	20,541
Offering costs allocated to warrants			0	(570,496)
Change in fair value of warrant liabilities			6,658,475	6,496,009
Total other income			6,663,654	5,946,054
Net income (loss)		$ (5,000)	$ 5,454,687	$ 4,460,101
Basic and diluted weighted average shares outstanding	[1]	8,750,000
Basic and diluted net income (loss) per ordinary share		$ 0.00	$ 0.11	$ 0.12
Common Class A
Other income (expense):
Basic and diluted weighted average shares outstanding			40,250,000	28,918,582
Basic and diluted net income (loss) per ordinary share			$ 0.11	$ 0.12
Common Class B
Other income (expense):
Net income (loss)			$ (1,090,937)	$ (1,115,120)
Basic and diluted weighted average shares outstanding			10,062,500	9,640,625
Basic and diluted net income (loss) per ordinary share			$ 0.11	$ 0.12

[1]	Excludes an aggregate of up to 1,312,500 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 4). On February 12, 2021, the Company effected a 33-for-25 share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33 share split with respect to the founder shares, resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Note 4).